Nature of operations (Details) - operating_mine					12 Months Ended
	Jan. 24, 2024	Oct. 04, 2023	Jan. 12, 2022	Jan. 11, 2022	Dec. 31, 2023	Oct. 05, 2023	Apr. 19, 2023	Apr. 14, 2023
Entity Information [Line Items]
Number of operating mines					3
Sabina Gold & Silver Corp.
Entity Information [Line Items]
Percentage of voting equity interests acquired							100.00%	100.00%
Calibre
Entity Information [Line Items]
Proportion of ownership interest in associate			25.00%	33.00%	24.00%
Calibre | Major business combination
Entity Information [Line Items]
Proportion of ownership interest in associate	15.00%
Mineral Properties | Calibre
Entity Information [Line Items]
Proportion of ownership interest in associate					24.00%
Mineral Properties | BeMetals
Entity Information [Line Items]
Proportion of ownership interest in associate					19.00%
Colombia | Mineral Properties
Entity Information [Line Items]
Proportion of ownership interest in joint operation (in percentage)		50.00%
Additional proportion of ownership interest acquired						50.00%